3. Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Computers	$ 1,029	$ 1,029	$ 1,029
Furniture and fixtures	8,850	8,850	8,850
Total cost	9,879	9,879	9,879
Less accumulated depreciation	(4,633)	(3,543)	(1,362)
Property and equipment, net	$ 5,246	$ 6,336	$ 8,517